SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 02, 2026 USD ($) $ / shares	Dec. 31, 2025 SGD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jan. 02, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest bearing percentage		5.00%
Impairment of long-lived assets		$ 0		$ 0
Dividend declared			$ 471	$ 643,000
Number of reportable segments | Integer		2
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend declared	$ 2,300
Dividend declared per share | (per share)	$ 0.44				$ 0.44
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate		0.7777
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate		1